Financial Instruments - Contingent Consideration Liability (Detail) - Teekay Offshore - Contingent Consideration - Logitel Offshore Holdings - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 0	$ (15,221)	$ 0	$ (14,830)
Gain included in Other loss - net	0	15,221	0	14,830
Balance at end of period	$ 0	$ 0	$ 0	$ 0